Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent Events
21.	Subsequent Events

In January 2026, the Group entered into an agreement with the shareholder of Lechengshi Insurance Brokerage Co., Ltd. (“Lechengshi”) to acquire 100% of Lechengshi’s equity ownership for a total consideration of RMB51.6 million, of which RMB6.9 million was paid out in December 2025. Lechengshi holds an insurance brokerage license. Subsequent to the completion of this transaction, Lechengshi was renamed Fumin Insurance Brokerage Co., Ltd. (“Fumin”) in February 2026.

Before the acquisition, there was no operation or employee in the acquiree. The Company evaluated the acquisition of the purchased assets under ASC 805-Business Combination (ASC 805), and concluded that as substantially all of the fair value of the gross assets acquired is concentrated in an identifiable group of similar assets, the transaction did not meet the requirements to be accounted for as a business combination and therefore was accounted for as an asset acquisition and management recognized the insurance brokerage license as intangible asset with indefinite useful life.